COMPARATIVE CONSOLIDATED FINANCIALS (UNAUDITED)	3 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Comparative Consolidated Financials

NOTE 15 – Comparative Consolidated Financials (Unaudited)

The consolidated statement of operations and cash flows for the three-months ended March 31, 2017 follows:

Statement of Operations

March 31, 2017 (Unaudited)

Gross Sales	$653,784
Customer incentives, discounts, returns, and allowances	-
Net sales	653,784

Cost of Goods Sold, includes depreciation and amortization of $19,421 and
federal excise taxes of $64,055 for the three months ended March 31, 2017	474,890

Gross Margin	178,894

Operating Expenses
Selling and marketing	116,833
Corporate general and administrative	578,402
Employee salaries and related expenses	167,987
Depreciation expense	379
Total operating expenses	863,601
Loss from Operations	(684,707)

Other Income (Expenses)
Loss on vendor notes receivable collectability	(1,414,921)
Interest expense	(421,180)

Profit (Loss) before Income Taxes	(2,520,808)

Provision for Income Taxes	-

Net Profit (Loss)	$(2,520,808)

Loss per share
Basic and fully diluted:
Weighted average number of shares outstanding	17,118,431
Loss per share	$(0.15)

Statement of Cash Flows

March 31, 2017 (Unaudited)
Cash flows from operating activities:
Net (Loss)	$(2,520,808)
Adjustments to reconcile Net (Loss) to Net Cash provided by operations:
Debt discount amortization	356,250
Depreciation and amortization	11,343
Common stock issued for legal fees	124,000
Uncollectible vendor notes receivable	1,414,921
Changes in Current Assets and Liabilities
Vendor advances receivable	186,486
Accounts receivable	4,546
Other receivables	(2,465)
Inventories	(765,320)
Prepaid expenses	9,927
Accounts payable	252,984
Accounts payable	66,383
Accrued liabilities	86,785
Net cash used in operating activities	(766,511)

Cash flows from investing activities
Purchase of equipment	(36,017)
Net cash used in investing activities	(36,017)

Cash flow from financing activities
Note payment - related party	(362,000)
Insurance premium note payments	(79,328)
Sale of common stock	1,350,875
Organization and fundraising costs	(17,000)
Net cash provided by financing activities	892,547

Net increase in cash	90,019
Cash, beginning of period	10,116
Cash, end of period	$100,135

Supplemental cash flow disclosures
Cash paid during the period for -
Interest	$1,297
Income taxes	$-
Non-cash investing and financing activities:
Vendor note receivable foreclosure -
Vendor notes receivable	$1,170,079
Vendor advances receivable	(96,552)
Accounts receivable	(20,965)
Inventories	(509,447)
Equipment	(543,115)
Other receivables	(20,811)
Accounts payable	20,811
Insurance premium note payable	180,761
Prepaid expenses	(180,761)
Common stock	601
Additional paid-in-capital	(601)
$-